Stock options (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exercise price	0.86	1.02	0.62	1.76
Outstanding	2,890,600	2,473,100	2,134,804	2,757,204
Number of stock options exercisable	970,600	1,538,100	1,737,637
Average remaining contractual life (years)	3 years 8 months 12 days
Range One
Exercise price	0.45
Outstanding	105,600
Number of stock options exercisable	105,600
Average remaining contractual life (years)	2 years 9 months 18 days
Range Two
Exercise price	0.53
Outstanding	150,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	1 year
Range Three
Exercise price	0.63
Outstanding	450,000
Number of stock options exercisable	450,000
Average remaining contractual life (years)	1 year 7 months 6 days
Range Four
Exercise price	0.75
Outstanding	395,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 6 months
Range Five
Exercise price	0.76
Outstanding	90,000
Number of stock options exercisable
Average remaining contractual life (years)	5 years
Range Six
Exercise price	0.86
Outstanding	815,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 7 months 6 days
Range Seven
Exercise price	0.89
Outstanding	150,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 1 month 6 days
Range Eight
Exercise price	1.16
Outstanding	435,000
Number of stock options exercisable	255,000
Average remaining contractual life (years)	3 years 7 months 6 days
Range Nine
Exercise price	1.20
Outstanding	300,000
Number of stock options exercisable	60,000
Average remaining contractual life (years)	4 years 7 months 6 days